Related parties (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Related party transactions [abstract]
Proportion of voting rights held by key management personnel	1.00%
Amount payable to director for consulting fees		$ 58